BERNS & BERNS
COUNSELLORS AT LAW
767 THIRD AVENUE
NEW YORK, NEW YORK 10017
——————
TELEPHONE: (212) 332-3320
TELECOPIER: (212) 332-3315

November 1, 2006

Mr. Karl Hiller, Esq.
Branch Chief
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Northwestern Mineral Ventures Inc.

File No. 000-50822

Dear Mr. Hiller:

On behalf of Northwestern Mineral Ventures Inc. (the ‘‘Company’’), we are transmitting Amendment No. l to the Companys Annual Report on Form 20-F, for the year ended December 31, 2005.

Responses to the comments to the Staffs September 28, 2006 comment letter (‘‘Comment Letter’’) are located as follows:

Comment No. 1 – The first column in the table in Item 5.F. Tabular Disclosure of Contractual Obligations. has been retitled ‘‘Option Payments Necessary to Retain Property Interests.’’ Page 46. The Company has amended the disclosures to indicate that the payments necessary to maintain its property interests are optional and not contractual obligations of the Company. Page 45.

Comment No. 2 – Item 15 has been amended to provide the required disclosures. Page 71.

Comment No. 3 – The financial statements have been amended to reflect that they are presented in Canadian dollars.

Comment No. 4 – Page 2 of the audited financial statements for the years ended December 31, 2005 and 2004 has been amended to reflect that the financial statements have been approved by then directors Kabir Ahmed and Wayne Beach.

Comment No. 5 – The certifications in Exhibits 12.1 and 12.2 have been amended to include all of the required disclosures.

A letter from the Company’s president, Marek Kreczmer, dated October 27, 2006, acknowledging the Company’s disclosure obligations, is also being transmitted.

Please call if you have any questions.

Sincerely,
/s/ James Berns James Berns

encls.